INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Income Tax And Social Contribution
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	R$ 329